Incentive and Share-Based Compensation, Medium-Term Incentive Plan (Details) (Medium-Term Incentive Plan [Member], USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Medium-Term Incentive Plan [Member]
Medium-Term Incentive Plan [Line Items]
Description of plan, Medium-Term Incentive Plan		The MTI awards for 2012, 2011 and 2010 provide payouts based on our return on assets and cost improvements over a three-calendar year performance period. Subject to customary accelerated vesting or forfeiture in the event of certain termination events, the awards will vest on the date following December 31, of the applicable performance period, on which the Compensation Committee of the Supervisory Board certifies the performance results and will be paid by March 31, following the end of the applicable performance period. Awards granted under the MTI are cash based awards. Beginning in 2012, eligible employees other than executive officers may elect to receive, and executive officers automatically receive, equity-based Qualified Performance Awards (“QPA”) under the Long-Term Incentive Plan (“LTI”) in lieu of any MTI awards.
Compensation expense, Medium-Term Incentive Plan	$ 4	$ 18	$ 15